Fair Value of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2023
Fair Value of Financial Assets and Liabilities [Abstract]
Fair Value of Financial Assets and Liabilities
41.	Fair Value of Financial Assets and Liabilities:

Banco de Chile and its subsidiaries have defined a corporate framework for valuation and control related with the process to the fair value measurement.

Within the established framework includes the Product Control Unit, which is independent of the business areas and reports to the Financial Management Control and Productivity Division Manager. This function befalls to the Financial Control, Treasury and Capital Manager, through the Information and Financial Risk Control Deputy Management, is responsible for independent verification of price and results of trading (including derivatives) and investment operations and all fair value measurements.

To achieve the appropriate measurements and controls, the Bank and its subsidiaries, take into account at least the following aspects:

(i)	Industry standard valuation.

To value financial instruments, Banco de Chile uses industry standard modeling; quota value, share price, discounted cash flows and valuation of options through Black-Scholes-Merton, according to the case. The input parameters for the valuation correspond to rates, prices and levels of volatility for different terms and market factors that are traded in the national and international market and that are provided by the main sources of the market.

(ii)	Quoted prices in active markets.

The fair value for instruments with quoted prices in active markets is determined using daily quotes from electronic systems information (such as Bolsa de Comercio de Santiago, Bloomberg, LVA and Risk America, etc). This quote represents the price at which these instruments are regularly traded in the financial markets.

(iii)	Valuation techniques.

If no specific quotes are available for the instrument to be valued, valuation techniques will be used to determine the fair value.

Due to, in general, the valuation models require a set of market parameters as inputs, the aim is to maximize information based on observable or price-related quotations for similar instruments in active markets. To the extent there is no information in direct from the markets, data from external suppliers of information, prices of similar instruments and historical information are used to validate the valuation parameters.

(iv)	Fair value adjustments.

Part of the fair value process considers two adjustments to the market value of each instrument calculated based on the market parameters. The Bid/offer adjustment represents the impact on the valuation of an instrument depending on whether the position corresponds to a long (bought) or a short (sold). To calculate this adjustment is used the direct quotes from active markets or indicative prices or derivatives of similar assets depending on the instrument, considering the Bid, Mid and Offer, respectively. Finally, the adjustment made for CVA and DVA for derivatives corresponds to the credit risk recognition of the issuer, either of the counterparty (CVA) or of Banco de Chile (DVA).

(v)	Fair value control.

A process of independent verification of prices and interest rates is executed daily, in order to control that the market parameters used by Banco de Chile in the valuation of the financial instruments relating to the current state of the market and from them the best estimate derived of the fair value. The objective of this process is to control that the official market parameters provided by the respective business areas, before being entered into the valuation, are within acceptable ranges of differences when compared to the same set of parameters prepared independently by the Financial Risk Information and Control Section. As a result, value differences are obtained at the level of currency, product and portfolio. In the event significant differences exist, these differences are scaled according to the amount of individual materiality of each market factor and aggregated at the portfolio level, according to the grouping levels within previously defined ranges. These ranges are approved by the Finance, International and Financial Risk Committee.

Complementary and in parallel, the Information and Financial Risk Control Deputy Management generates and reports on a daily basis Profit and Loss (“P&L”) and Exposure to Market Risks, which allow for proper control and consistency of the parameters used in the valuation.

(vi)	Judgmental analysis and information to Management.

In particular cases, where there are no market quotations for the instrument to be valued and there are no prices for similar transactions instruments or indicative parameters, a specific control and a reasoned analysis must be carried out in order to estimate the fair value of the operation. Within the valuation framework described in the Reasonable Value Policy (and its procedure) approved by the Board of Directors of Banco de Chile, a required level of approval is set in order to carry out transactions where market information is not available or it is not possible to infer prices or rates from it.

(a)	Hierarchy of instrument valued at Fair value:

Banco de Chile and its subsidiaries, classify all the financial instruments among the following levels:

Level 1:	These are financial instruments whose fair value is calculated at quoted prices (unadjusted) in extracted from liquid and deep markets. For these instruments there are quotes or prices (return internal rates, quote value, price) the observable market, so that assumptions are not required to determine the value.

In this level, the following instruments are considered: currency futures, debt instruments issued by the Treasury and the Central Bank of Chile, which belong to benchmarks, mutual fund investments and equity shares.

For the instruments of the Central Bank of Chile and the General Treasury of the Republic, all those mnemonics belonging to a Benchmark, in other words corresponding to one of the following categories published by the Santiago Stock Exchange, will be considered as Level 1: Pesos-02, Pesos-03, Pesos-04, Pesos-05, Pesos-07, Pesos-10, UF-02, UF-04, UF-05, UF-07, UF-10, UF-20, UF-30. A Benchmark corresponds to a group of mnemonics that are similar in duration and are traded in an equivalent way, i.e., the price (return internal rates in this case) obtained is the same for all the instruments that make up a Benchmark. This feature defines a greater depth of market, with daily quotations that allow classifying these instruments as Level 1.

In the case of debt issued by the Chilean Government, the internal rate of return of the market is used to discount all flows to present value. In the case of mutual funds and equity shares, the current market price per share, which multiplied by the number of instruments results in the fair value.

The preceding described valuation methodology is equivalent to the one used by the Bolsa de Comercio de Santiago (Santiago Stock Exchange) and corresponds with the standard methodology used in the market.

Level 2:	They are financial instruments whose fair value is calculated based on prices other than in quoted in Level 1 that are observable for the asset or liability, directly (that is, as prices or internal rates of return) or indirectly (that is, derived from prices or internal rates of return from similar instruments). These categories include:

	a)	Quoted prices for similar assets or liabilities in active markets.
	b)	Quoted prices for identical or similar assets or liabilities in markets that are not active.
	c)	Inputs data other than quoted prices that are observable for the asset or liability.
	d)	Inputs data corroborated by the market.

At this level there are mainly derivatives instruments, debt issued by banks, debt issues of Chilean and foreign companies, issued in Chile or abroad, mortgage claims, financial brokerage instruments and some issuances by the Central Bank of Chile and the General Treasury of the Republic, which do not belong to benchmarks.

To value derivatives, depends on whether they are impacted by volatility as a relevant market factor in standard valuation methodologies; for options the Black-Scholes-Merton formula is used; for the rest of the derivatives, forwards and swaps, discounted cash flows method is used.

For the remaining instruments at this level, as for debt issues of level 1, the valuation is done through cash flows model by using an internal rate of return that can be derived or estimated from internal rates of return of similar securities as mentioned above.

In the event that there is no observable price for an instrument in a specific term, the price will be inferred from the interpolation between periods that have observable quoted price in active markets. These models incorporate various market variables, including the credit quality of counterparties, exchange rates and interest rate curves.

Valuation Techniques and Inputs for Level 2 Instrument:

Type of Financial Instrument	Valuation Method	Description: Inputs and Sources
Local Bank and Corporate Bonds	Discounted cash flows model	Prices (internal rates of return) are provided by third party price providers that are widely used in the Chilean market.

Model is based on a Base Yield (Central Bank Bonds) and issuer spread.

The model is based on daily prices and risk/maturity similarities between Instruments.

Offshore Bank and Corporate Bonds		Prices (internal rates of return) are provided by third party price providers that are widely used in the Chilean market. Model is based on daily prices.

Local Central Bank and Treasury Bonds		Prices (internal rates of return) are provided by third party price providers that are widely used in the Chilean market. Model is based on daily prices.

Mortgage Notes	Prices (internal rates of return) are provided by third party price providers that are widely used in the Chilean market.

Model is based on a Base Yield (Central Bank Bonds) and issuer spread.

The model takes into consideration daily prices and risk/maturity similarities between instruments.

Time Deposits		Prices are provided by third party price providers that are widely used in the Chilean market. Model is based on daily prices and considers risk/maturity similarities between instruments.

Cross Currency Swaps, Interest Rate Swaps, FX Forwards, Inflation Forwards	Forward Points, Inflation forecast and local swap rates are provided by market brokers that are widely used in the Chilean market

Offshore rates and spreads are obtained from third party price providers that are widely used in the Chilean market.

Zero Coupon rates are calculated by using the bootstrapping method over swap rates.

FX Options	Black-Scholes Model	Prices for volatility surface estimates are obtained from market brokers that are widely used in the Chilean market.

Level 3:	These are financial instruments whose fair value is determined using non-observable inputs data neither for the assets or liabilities under analysis nor for similar instruments. An adjustment to an input that is significant to the entire measurement can result in a fair value measurement classified within Level 3 of the fair value hierarchy, if the adjustment uses significant non-observable data entry.

The instruments likely to be classified as Level 3 are mainly Corporate Debt by Chilean and foreign companies, issued both in Chile and abroad.

Valuation Techniques and Inputs for Level 3 Instrument:

Type of Financial Instrument	Valuation Method	Description: Inputs and Sources
Local Bank and Corporate Bonds	Discounted cash flows model	Since inputs for these types of securities are not observable by the market, we model interest rate of returns for them based on a Base Yield (Central Bank Bonds) and issuer spread. These inputs (base yield and issuer spread) are provided on a daily basis by third party price providers that are widely used in the Chilean market.

Offshore Bank and Corporate Bonds	Discounted cash flows model	Since inputs for these types of securities are not observable by the market, we model interest rate of returns for them based on a Base Yield (US-Libor) and issuer spread. These inputs (base yield and issuer spread) are provided on a weekly basis by third party price providers that are widely used in the Chilean market.

(b)	Level chart:

The following table shows the classification by levels, for financial instruments registered at fair value.

	Level 1		Level 2		Level 3		Total
	2023	2022	2023	2022	2023	2022	2023	2022
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Financial Assets held for trading at fair value through profit or loss
Derivative contracts financial:
Forwards	—	—	212,639	566,050	—	—	212,639	566,050
Swaps	—	—	1,818,155	2,389,577	—	—	1,818,155	2,389,577
Call Options	—	—	3,435	2,321	—	—	3,435	2,321
Put Options	—	—	1,311	2,758	—	—	1,311	2,758
Futures	—	—	—	—	—	—	—	—
Subtotal	—	—	2,035,540	2,960,706	—	—	2,035,540	2,960,706
Debt Financial Instruments:
From the Chilean Government and Central Bank	181,702	28,128	2,845,611	3,031,164	—	—	3,027,313	3,059,292
Other debt financial instruments issued in Chile	—	—	301,948	273,934	34,363	100,519	336,311	374,453
Financial debt instruments issued Abroad	—	—	—	—	—	—	—	—
Subtotal	181,702	28,128	3,147,559	3,305,098	34,363	100,519	3,363,624	3,433,745

Others	409,328	257,325	—	—	—	—	409,328	257,325

Financial Assets at fair value through Other Comprehensive Income
Debt Financial Instruments: (1)
From the Chilean Government and Central Bank	532,203	552,763	1,305,449	1,706,094	—	—	1,837,652	2,258,857
Other debt financial instruments issued in Chile	—	—	1,653,182	1,499,625	88,483	41,283	1,741,665	1,540,908
Financial debt instruments issued Abroad	—	—	207,208	167,627	—	—	207,208	167,627
Equity Instruments:
Instruments issued in Chile	10,243	5,342	—	—	358	358	10,601	5,700
Instruments issued abroad	1,286	820	—	—	25	25	1,311	845
Subtotal	543,732	558,925	3,165,839	3,373,346	88,866	41,666	3,798,437	3,973,937

Derivative contracts financial for hedging purposes
Forwards	—	—	—	—	—	—	—	—
Swaps	—	—	49,065	27,077	—	—	49,065	27,077
Call Options	—	—	—	—	—	—	—	—
Put Options	—	—	—	—	—	—	—	—
Futures	—	—	—	—	—	—	—	—
Subtotal	—	—	49,065	27,077	—	—	49,065	27,077
Total	1,134,762	844,378	8,398,003	9,666,227	123,229	142,185	9,655,994	10,652,790

Financial Liabilities
Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial:
Forwards	—	—	221,626	535,630	—	—	221,626	535,630
Swaps	—	—	1,969,558	2,560,285	—	—	1,969,558	2,560,285
Call Options	—	—	1,061	1,665	—	—	1,061	1,665
Put Options	—	—	3,871	3,889	—	—	3,871	3,889
Futures	—	—	—	—	—	—	—	—
Subtotal	—	—	2,196,116	3,101,469	—	—	2,196,116	3,101,469

Others	—	—	2,305	6,271	—	—	2,305	6,271

Derivative contracts financial for hedging purposes
Forwards	—	—	—	—	—	—	—	—
Swaps	—	—	160,602	223,016	—	—	160,602	223,016
Call Options	—	—	—	—	—	—	—	—
Put Options	—	—	—	—	—	—	—	—
Futures	—	—	—	—	—	—	—	—
Subtotal	—	—	160,602	223,016	—	—	160,602	223,016
Total	—	—	2,359,023	3,330,756	—	—	2,359,023	3,330,756

(1)	As of December 31, 2023, 100% of instruments of level 3 have denomination “Investment Grade”. Also, 100% of total of these financial instruments correspond to domestic issuers.

(c)	Level 3 Reconciliation:

The following table shows the reconciliation between the balances at the beginning and at the end of year for those instruments classified in Level 3, whose fair value is reflected in the Consolidated Financial Statements:

	2023
	Balance as of January 1, 2023	Gain (Loss) Recognized in Income (1)	Gain (Loss) Recognized in Equity (2)	Purchases	Sales	Transfer from Level 1 and 2	Transfer to Level 1 and 2	Balance as of December 31, 2023
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets held for trading at fair value through profit or loss
Debt Financial Instruments:
Other debt financial instruments issued in Chile	100,519	767	—	18,085	(62,179)	15,190	(38,019)	34,363
Subtotal	100,519	767	—	18,085	(62,179)	15,190	(38,019)	34,363

Financial Assets at fair value through Other Comprehensive Income:
Debt Financial Instruments:
Other debt financial instruments issued in Chile	41,283	4,093	(7,355)	63,930	(1,695)	3,951	(15,724)	88,483
Equity Instruments:
Instruments issued in Chile	358	—	—	—	—	—	—	358
Instruments issued abroad	25	—	—	—	—	—	—	25
Subtotal	41,666	4,093	(7,355)	63,930	(1,695)	3,951	(15,724)	88,866

Total	142,185	4,860	(7,355)	82,015	(63,874)	19,141	(53,743)	123,229

	2022
	Balance as of January 1, 2022	Gain (Loss) Recognized in Income (1)	Gain (Loss) Recognized in Equity (2)	Purchases	Sales	Transfer from Level 1 and 2	Transfer to Level 1 and 2	Balance as of December 31, 2022
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets held for trading at fair value through profit or loss
Debt Financial Instruments:
Other debt financial instruments issued in Chile	51,484	902	—	111,960	(63,827)	—	—	100,519
Subtotal	51,484	902	—	111,960	(63,827)	—	—	100,519

Financial Assets at fair value through Other Comprehensive Income:
Debt Financial Instruments:
Other debt financial instruments issued in Chile	25,203	(1,477)	4,921	25,044	(12,408)	—	—	41,283
Equity Instruments:
Instruments issued in Chile	218	—	140	—	—	—	—	358
Instruments issued abroad	25	—	—	—	—	—	—	25
Subtotal	25,446	(1,477)	5,061	25,044	(12,408)	—	—	41,666

Total	76,930	(575)	5,061	137,004	(76,235)	—	—	142,185

(1)	Recorded in income under item “Net Financial income (expense)”.

(2)	Recorded in equity under item “Accumulated other comprehensive income”.

(d)	Sensitivity of instruments classified in Level 3 to changes in key assumptions of models:

The following table shows the sensitivity, by type of instrument, of those instruments classified in Level 3 using alternative in key valuation assumptions:

	As of December 31, 2023		As of December 31, 2022
	Level 3	Sensitivity to changes in key assumptions of models	Level 3	Sensitivity to changes in key assumptions of models
	MCh$	MCh$	MCh$	MCh$

Financial Assets held for trading at fair value through profit or loss
Debt Financial Instruments:
Other debt financial instruments issued in Chile	34,363	(696)	100,519	(997)
Subtotal	34,363	(696)	100,519	(997)

Financial Assets at fair value through Other Comprehensive Income
Debt Financial Instruments:
Other debt financial instruments issued in Chile	88,483	(2,721)	41,283	(1,263)
Equity Instruments:
Instruments issued in Chile	358	—	358	—
Instruments issued abroad	25	—	25	—
Subtotal	88,866	(2,721)	41,666	(1,263)
Total	123,229	(3,417)	142,185	(2,260)

With the purpose of determining the sensitivity of the financial investments to changes in significant market factors, the Bank has made alternative calculations at fair value, changing those key parameters for the valuation and which are not directly observable in screens. In the case of the financial assets listed in the table above, which correspond to Bank Bonds and Corporate Bonds, it was considered that, since there are no current observables prices, the input prices will be based on brokers’ quotes. The prices are usually calculated as a base rate plus a spread. For Local Bonds it was determined to apply a 10% impact on the price, while for the Off Shore Bonds it was determined to apply a 10% impact only on the spread, since the base rate is covered by interest rate swaps instruments in the so-called accounting hedges. The 10% impact is considered reasonable, taking into account the market performance of these instruments and comparing it against the bid / offer adjustment that is provisioned by these instruments.

(e)	Other assets and liabilities:

The following table summarizes the fair values of the Bank’s main financial assets and liabilities that are not recorded at fair value in the Statement of Financial Position. The values shown in this note are not attempt to estimate the value of the Bank’s income-generating assets, nor forecast their future behavior. The estimated fair value is as follows:

	Book Value		Estimated Fair Value
	2023	2022	2023	2022
	MCh$	MCh$	MCh$	MCh$

Assets
Cash and due from banks	2,464,648	2,764,884	2,464,648	2,764,884
Transactions in the course of collection	415,505	772,196	415,505	772,196
Subtotal	2,880,153	3,537,080	2,880,153	3,537,080
Financial assets at amortized cost
Rights by resale agreements and securities lending	71,822	54,061	71,822	54,061
Debt financial instruments	1,431,083	902,355	1,368,416	836,527
Loans and advances to Banks
Domestic banks	—	—	—	—
Central Bank of Chile	2,100,933	1,801,100	2,100,933	1,801,100
Foreign banks	417,657	372,051	412,662	369,526
Subtotal	4,021,495	3,129,567	3,953,833	3,061,214
Loans to customers, net
Commercial loans	19,770,403	19,987,278	19,193,778	19,161,774
Residential mortgage loans	12,277,266	11,371,676	11,656,071	11,138,046
Consumer loans	4,893,418	4,545,734	5,025,163	4,608,041
Subtotal	36,941,087	35,904,688	35,875,012	34,907,861
Total	43,842,735	42,571,335	42,708,998	41,506,155

Liabilities
Transactions in the course of payment	356,871	681,792	356,871	681,792
Financial liabilities at amortized cost
Current accounts and other demand deposits	13,670,793	13,592,155	13,670,793	13,592,155
Saving accounts and time deposits	15,538,196	14,358,987	15,536,406	14,342,841
Obligations by repurchase agreements and securities lending	157,173	216,264	157,173	216,264
Borrowings from financial institutions	5,360,715	5,397,676	5,152,776	4,844,427
Debt financial instruments issued
Letters of credit for residential purposes	1,433	2,328	1,533	2,466
Letters of credit for general purposes	11	49	12	52
Bonds	9,358,621	9,265,570	9,090,188	9,030,443
Other financial obligations	339,305	344,030	339,327	363,809
Subtotal	44,426,247	43,177,059	43,948,208	42,392,457
Debt financial instruments issued for regulatory capital purposes
Subordinate bonds	1,039,814	1,010,905	1,035,801	1,002,250
Total	45,822,932	44,869,756	45,340,880	44,076,499

Other financial assets and liabilities not measured at their fair value, but for which a fair value is estimated, even if not managed based on such value, include assets and liabilities such as placements, deposits and other time deposits, debt issued, and other financial assets and obligations with different maturities and characteristics. The fair value of these assets and liabilities is calculated using the Discounted Cash Flow model and the use of various data sources such as yield curves, credit risk spreads, etc. In addition, due to some of these assets and liabilities are not traded on the market, periodic reviews and analyzes are required to determine the suitability of the inputs and determined fair values.

(f)	Levels of other assets and liabilities:

The table below sets forth the fair value of Financial Assets and Liabilities not measured at fair value on the balance sheet, for the years ended December 31, 2023 and 2022:

	Level 1 Estimated Fair Value		Level 2 Estimated Fair Value		Level 3 Estimated Fair Value		Total Estimated Fair Value
	2023	2022	2023	2022	2023	2022	2023	2022
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Assets
Cash and due from banks	2,464,648	2,764,884	—	—	—	—	2,464,648	2,764,884
Transactions in the course of collection	415,505	772,196	—	—	—	—	415,505	772,196
Subtotal	2,880,153	3,537,080	—	—	—	—	2,880,153	3,537,080
Financial assets at amortized cost
Rights by resale agreements and securities lending	71,822	54,061	—	—	—	—	71,822	54,061
Debt financial instruments	1,368,416	836,527	—	—	—	—	1,368,416	836,527
Loans and advances to Banks
Domestic banks	—	—	—	—	—	—	—	—
Central Bank of Chile	2,100,933	1,801,100	—	—	—	—	2,100,933	1,801,100
Foreign banks	—	—	—	—	412,662	369,526	412,662	369,526
Subtotal	3,541,171	2,691,688	—	—	412,662	369,526	3,953,833	3,061,214
Loans to customers, net
Commercial loans	—	—	—	—	19,193,778	19,161,774	19,193,778	19,161,774
Residential mortgage loans	—	—	—	—	11,656,071	11,138,046	11,656,071	11,138,046
Consumer loans	—	—	—	—	5,025,163	4,608,041	5,025,163	4,608,041
Subtotal	—	—	—	—	35,875,012	34,907,861	35,875,012	34,907,861
Total	6,421,324	6,228,768	—	—	36,287,674	35,277,387	42,708,998	41,506,155

Liabilities
Transactions in the course of payment	356,871	681,792	—	—	—	—	356,871	681,792
Financial liabilities at amortized cost
Current accounts and other demand deposits	13,670,793	13,592,155	—	—	—	—	13,670,793	13,592,155
Saving accounts and time deposits	—	—	—	—	15,536,406	14,342,841	15,536,406	14,342,841
Obligations by repurchase agreements and securities lending	157,173	216,264	—	—	—	—	157,173	216,264
Borrowings from financial institutions	—	—	—	—	5,152,776	4,844,427	5,152,776	4,844,427
Debt financial instruments issued
Letters of credit for residential purposes	—	—	1,533	2,466	—	—	1,533	2,466
Letters of credit for general purposes	—	—	12	52	—	—	12	52
Bonds	—	—	9,090,188	9,030,443	—	—	9,090,188	9,030,443
Other financial obligations	—	—	—	—	339,327	363,809	339,327	363,809
Subtotal	13,827,966	13,808,419	9,091,733	9,032,961	21,028,509	19,551,077	43,948,208	42,392,457
Debt financial instruments issued for regulatory capital purposes
Subordinate bonds	—	—	—	—	1,035,801	1,002,250	1,035,801	1,002,250
Total	14,184,837	14,490,211	9,091,733	9,032,961	22,064,310	20,553,327	45,340,880	44,076,499

The Bank determines the fair value of these assets and liabilities according to the following:

●	Short-term assets and liabilities: For assets and liabilities with short-term maturity, it is assumed that the book values approximate to their fair value. This assumption is applied to the following assets and liabilities:

Assets		Liabilities

-	Cash and due from banks	-	Current accounts and other demand deposits
-	Transactions in the course of collection	-	Transactions in the course of payments
-	Investment under resale agreements and securities loans	-	Obligations under repurchase agreements and securities loans
-	Loans and advance to domestic banks (including the Central Bank of Chile)

●	Loans to Customers and Advance to foreign banks: Fair value is determined by using the discounted cash flow model and internally generated discount rates, based on internal transfer rates derived from our internal transfer price process. Once the present value is determined, we deduct the related loan loss allowances in order to incorporate the credit risk associated with each contract or loan. As we use internally generated parameters for valuation purposes, we categorize these instruments in Level 3.

●	Debt financial instruments at amortized cost: The fair value is calculated with the methodology of the Stock Exchange, using the IRR observed in the market. Because the instruments that are in this category correspond to Treasury Bonds that are Benchmark, they are classified in Level 1.

●	Letters of Credit and Bonds: In order to determine the present value of contractual cash flows, we apply the discounted cash flow model by using market interest rates that are available in the market, either for the instruments under valuation or instruments with similar features that fit valuation needs in terms of currency, maturities and liquidity. The market interest rates are obtained from third party price providers widely used by the market. As a result of the valuation technique and the quality of inputs (observable) used for valuation, we categorize these financial liabilities in Level 2.

●	Saving Accounts, Time Deposits, Borrowings from Financial Institutions (including the Central Bank of Chile), Subordinated Bonds and Other borrowings financial: The discounted cash flow model is used to obtain the present value of committed cash flows by applying a bucket approach and average adjusted discount rates that derived from both market rates for instruments with similar features and our internal transfer price process. As we use internally generated parameters and/or apply significant judgmental analysis for valuation purposes, we categorize these financial liabilities in Level 3.